Segments	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segments

20.  Segments

The Group currently operates in two principal operating segments: net advertising services and paid services. Information provided to the CODM is at the gross margin level. The Group currently does not allocate operating expenses or assets to its segments, as its CODM does not use such information to allocate resources to or evaluate the performance of the operating segments.

The following table presents summarized information by segments (in thousands):

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Revenues
Net advertising services	1,353,480	1,198,271	1,263,485	181,488
Paid services	221,612	179,108	267,577	38,435
Total revenues	1,575,092	1,377,379	1,531,062	219,923
Cost of revenues
Net advertising services	(602,945)	(517,533)	(638,160)	(91,666)
Paid services	(124,252)	(79,015)	(130,142)	(18,694)
Total cost of revenues	(727,197)	(596,548)	(768,302)	(110,360)
Gross profit
Net advertising services	750,535	680,738	625,325	89,822
Paid services	97,360	100,093	137,435	19,741
Total gross profit	847,895	780,831	762,760	109,563